Related Party Transactions - Schedule of Related Party Transactions with Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Key Management Personnel Stock Compensation Expense [Abstract]
Salaries and other employee benefits to whole-time directors and executive officers	$ 14	$ 8	$ 12
Commission and other benefits to non-executive / independent directors	1	2	2
Total compensation	$ 15	$ 10	$ 14